Financial instruments risk management (Narrative) (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Carrying amount of investments	₪ 16,840	₪ 14,154